UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Park West Asset Management LLC
Address: 900 Larkspur Landing Circle, Suite 165
         Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Watson
Title: Chief Financial Officer
Phone: (415) 354-0677

Signature, Place, and Date of Signing:

  /s/ James J. Watson       Larkspur, California            May 9, 2012
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   52

FORM 13F INFORMATION TABLE VALUE TOTAL:   $540,746
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         PARK WEST ASSET MANAGEMENT LLC
                            FORM 13F HOLDINGS REPORT
                                 March 31, 2012

                                   TITLE                        VALUE     SHARES/     SH/ PUT/  INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS            CUSIP    (x$1000)   PRN AMT     PRN CALL  DISCRETION MANAGER  SOLE SHARED NONE
AXT INC                           COM               00246W103    5,003       787,824   SH       SOLE               787,824
ACACIA RESH CORP                  ACACIA TCH COM    003881307    9,791       234,566   SH       SOLE               234,566
ACCELRYS INC                      COM               00430U103   31,224     3,912,712   SH       SOLE             3,912,712
ACTUATE CORP                      COM               00508B102    7,690     1,224,476   SH       SOLE             1,224,476
AFFORDABLE RESIDENTIAL COMNTY     NOTE 7.500% 8/1   00828UAB9   21,294    20,160,000  PRN       SOLE            20,160,000
AMERIGON INC                      COM               03070L300   20,539     1,269,378   SH       SOLE             1,269,378
APPLE INC                         COM               037833100    3,775         6,297   SH       SOLE                 6,297
ASSET ACCEPTANCE CAPITAL CORP CMN COM               04543P100    2,553       538,584   SH       SOLE               538,584
BLACK DIAMOND INC                 COM               09202G101    6,477       699,459   SH       SOLE               699,459
CAI INTERNATIONAL INC             COM               12477X106   16,300       896,566   SH       SOLE               896,566
CBIZ INC                          COM               124805102    3,866       611,749   SH       SOLE               611,749
CAPLEASE INC                      COM               140288101    2,568       637,211   SH       SOLE               637,211
CARMIKE CINEMAS INC               COM               143436400      629        45,122   SH       SOLE                45,122
CLEARWATER PAPER CORP             COM               18538R103    9,024       271,721   SH       SOLE               271,721
COGENT COMM GROUP INC             NOTE 1% 6/1       19239VAB0   30,408    33,278,000  PRN       SOLE            33,278,000
COINSTAR INC                      COM               19259P300   25,512       401,446   SH       SOLE               401,446
CONCEPTUS INC                     COM               206016107   12,865       894,634   SH       SOLE               894,634
CRAY INC                          COM               225223304    5,479       748,511   SH       SOLE               748,511
DAVITA INC                        COM               23918K108    4,211        46,700   SH       SOLE                46,700
DFC GLOBAL CORP                   COM               23324T107    1,131        59,922   SH       SOLE                59,922
EZCORP INC                        CL A NON VTG      302301106   21,714       669,051   SH       SOLE               669,051
GAMESTOP CORP NEW                 CL A              36467W109   16,963       776,690   SH       SOLE               776,690
GAMESTOP CORP NEW                 CALL              36467W109      579        26,503   SH CALL  SOLE                26,503
GENCORP INC                       COM               368682100    5,858       825,000   SH       SOLE               825,000
GENTEX CORP                       COM               371901109   26,950     1,100,000   SH       SOLE             1,100,000
GLOBAL CASH ACCESS HLDGS, INC     COM               378967103    7,871     1,009,116   SH       SOLE             1,009,116
GRAND CANYON ED INC               COM               38526M106    5,962       335,692   SH       SOLE               335,692
ICG GROUP INC                     COM               44928D108    7,239       808,795   SH       SOLE               808,795
INTERMOLECULAR INC                COM               45882D109    5,502       885,918   SH       SOLE               885,918
JOS A BANK CLOTHIERS INC          COM               480838101   36,486       723,793   SH       SOLE               723,793
JOS A BANK CLOTHIERS INC          CALL              480838101       82         1,636   SH CALL  SOLE                 1,636
KIT DIGITAL INC                   PUT               482470200      232        32,258   SH  PUT  SOLE                32,258
KNOLOGY INC                       COM               499183804    4,000       219,781   SH       SOLE               219,781
LIGAND PHARMACEUTICALS INC        COM NEW           53220K504    3,071       192,532   SH       SOLE               192,532
MFC INDL LTD                      COM               55278T105   14,701     1,911,678   SH       SOLE             1,911,678
MACQUARIE INFRASTR CO LLC         MEMBERSHIP INT    55608B105   30,158       914,157   SH       SOLE               914,157
MEDCATH CORP                      COM               58404W109    7,500       954,147   SH       SOLE               954,147
MIPS TECHNOLOGIES INC             COM               604567107    5,783     1,063,065   SH       SOLE             1,063,065
MONOTYPE IMAGING HOLDINGS IN      COM               610229100      745        50,000   SH       SOLE                50,000
MOVE INC COM                      COM               62458M108   20,995     2,162,183   SH       SOLE             2,162,183
NORDION INC                       COM               65563C105   27,790     2,859,052   SH       SOLE             2,859,052
POWERWAVE TECHNOLOGIES INC        COM NEW           739363307    1,019       497,000   SH       SOLE               497,000
POWERWAVE TECHNOLOGIES INC        NOTE 3.875% 10/0  739363AF6    5,745    12,300,000  PRN       SOLE            12,300,000
POWERWAVE TECHNOLOGIES INC        CALL              739363307      184        89,925   SH CALL  SOLE                89,925
RENTECH INC                       COM               760112102   23,603    11,347,503   SH       SOLE            11,347,503
STR HLDGS INC                     COM               78478V100    2,750       568,149   SH       SOLE               568,149
SUNCOKE ENERGY INC                COM               86722A103    9,952       700,362   SH       SOLE               700,362
SUNOPTA INC                       COM               8676EP108    2,194       401,126   SH       SOLE               401,126
TEAVANA HLDGS INC                 COM               87819P102      394        20,000   SH       SOLE                20,000
TRINITY BIOTECH PLC               SPON ADR NEW      896438306   10,808     1,012,963   SH       SOLE             1,012,963
VISTAPRINT NV                     COM               N93540107   10,726       277,519   SH       SOLE               277,519
XERIUM TECHNOLOGIES INC           COM NEW           98416J118    2,851       442,050   SH       SOLE               442,050